Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 301,159	$ 542,398	$ 446,335
Impairment charge	$ 46,185	$ 200,841